Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Maturities of long-term debt
2014	$ 300,391
2015	47,969
2016	713,347
2017	31,140
2018	377,966
Thereafter	2,703,176
Long-Term Gross	4,173,989
Net Premiums (Discounts)	(2,267)
Total Long-term Debt (including current portion)	$ 4,171,722